UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2026

Item 1: Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 99.0%
Argentina | 0.6%
Vista Energy SAB de CV ADR (*)	36,350	$2,743,334
Brazil | 13.3%
Arcos Dorados Holdings, Inc., Class A	305,822	2,523,032
Banco do Brasil SA	1,501,304	6,666,215
BB Seguridade Participacoes SA	1,043,700	7,013,948
Engie Brasil Energia SA	518,377	3,285,485
Motiva Infraestrutura de Mobilidade SA	1,330,950	4,062,341
Petroleo Brasileiro SA - Petrobras ADR	335,232	6,956,064
PRIO SA (*)	534,700	6,834,655
Rede D’Or Sao Luiz SA (#)	444,600	3,344,896
Suzano SA	344,800	3,454,756
Vale SA ADR	419,341	6,671,715
Vibra Energia SA	1,279,448	7,810,293
		58,623,400
China | 20.9%
Alibaba Group Holding Ltd.	178,700	2,813,188
Anhui Conch Cement Co. Ltd., Class H	568,325	1,544,017
ANTA Sports Products Ltd.	334,200	3,257,808
Bosideng International Holdings Ltd.	8,048,000	4,154,768
China Construction Bank Corp., Class H	9,376,038	10,183,286
China Medical System Holdings Ltd.	1,861,000	3,181,422
China Merchants Bank Co. Ltd., Class H	1,154,237	7,328,260
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,303,298	3,375,265
ENN Natural Gas Co. Ltd., Class A	1,519,620	4,805,570
Hengan International Group Co. Ltd.	596,182	2,092,331
Huayu Automotive Systems Co. Ltd., Class A	1,079,296	3,016,838
Lenovo Group Ltd.	5,978,000	7,103,981
Midea Group Co. Ltd., Class A	630,700	7,006,433
NetEase, Inc.	264,700	5,889,448
Ping An Insurance Group Co. of China Ltd., Class H	767,500	5,985,257
Sinopharm Group Co. Ltd., Class H	2,586,797	6,671,065
Tencent Holdings Ltd.	33,000	2,083,353
Tingyi Cayman Islands Holding Corp.	2,758,000	4,565,813
Want Want China Holdings Ltd.	5,832,000	3,469,920
Weichai Power Co. Ltd., Class H	890,958	3,176,001
		91,704,024
Description	Shares	Fair Value
Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	1,778,163	$3,942,759
France | 1.1%
Gaztransport Et Technigaz SA	21,466	5,002,650
Greece | 2.1%
Allwyn AG	205,628	3,127,579
National Bank of Greece SA	383,210	5,939,417
		9,066,996
Hong Kong | 0.1%
ASMPT Ltd.	39,354	513,291
Hungary | 3.0%
MOL Hungarian Oil & Gas PLC	543,647	6,465,949
OTP Bank Nyrt	62,184	6,705,177
		13,171,126
India | 6.2%
Axis Bank Ltd.	318,297	4,041,690
Indus Towers Ltd. (*)	1,533,639	6,801,231
Infosys Ltd. ADR	350,864	4,740,173
State Bank of India	254,455	2,711,815
Tata Consultancy Services Ltd.	214,510	5,430,555
UPL Ltd.	548,932	3,315,185
		27,040,649
Indonesia | 5.0%

Alamtri Resources Indonesia Tbk. PT	3,088,600	468,979
Astra International Tbk. PT	15,301,804	5,704,873
Bank Mandiri Persero Tbk. PT	21,267,260	5,963,555
Telkom Indonesia Persero Tbk. PT ADR	341,969	6,387,981
United Tractors Tbk. PT	1,832,900	3,361,199
		21,886,587
Mexico | 6.3%
America Movil SAB de CV ADR	285,757	7,281,089
Grupo Aeroportuario del Pacifico SAB de CV ADR	24,146	5,960,923

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (continued)
Grupo Financiero Banorte SAB de CV, Class O	665,765	$7,383,851
Kimberly-Clark de Mexico SAB de CV, Class A	1,650,389	3,907,047
Ternium SA ADR	81,062	3,254,639
		27,787,549
Peru | 0.8%
Credicorp Ltd.	10,334	3,505,086
Philippines | 1.1%
International Container Terminal Services, Inc.	400,210	4,589,609
Poland | 0.8%
InPost SA (*)	194,632	3,416,823
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (*), (¢)	1,580,119	1
		2
South Africa | 7.4%
Bidvest Group Ltd.	468,249	6,319,054
Kumba Iron Ore Ltd.	111,834	2,137,632
Life Healthcare Group Holdings Ltd.	3,609,700	2,468,905
Nedbank Group Ltd.	399,428	6,318,593
Sanlam Ltd.	893,961	4,710,016
Standard Bank Group Ltd.	299,278	5,424,798
Vodacom Group Ltd.	613,784	5,248,264
		32,627,262
South Korea | 11.5%
Coway Co. Ltd. (*)	21,521	1,026,007
Hyundai Mobis Co. Ltd.	15,169	3,901,024
KB Financial Group, Inc.	79,216	7,411,064
Kia Corp.	59,597	5,736,362
KT Corp.	119,081	4,790,886
KT&G Corp.	57,392	6,002,941
Shinhan Financial Group Co. Ltd.	134,901	7,778,957
SK Hynix, Inc.	25,634	13,942,144
		50,589,385
Description	Shares	Fair Value
Taiwan | 13.8%
ASE Technology Holding Co. Ltd.	600,000	$6,581,932
Globalwafers Co. Ltd.	294,000	3,963,458
MediaTek, Inc.	154,000	7,456,847
Novatek Microelectronics Corp.	393,000	4,726,477
Quanta Computer, Inc.	772,000	6,821,885
Realtek Semiconductor Corp.	121,000	1,838,114
Taiwan Semiconductor Manufacturing Co. Ltd.	389,989	21,985,800
Wiwynn Corp.	68,000	7,173,676
		60,548,189
Thailand | 1.3%
Kasikornbank PCL	640,569	3,709,784
PTT Exploration & Production PCL	442,700	2,174,573
		5,884,357
Turkey | 1.0%
BIM Birlesik Magazalar AS	291,442	4,539,023
United Kingdom | 0.7%
Unilever PLC	53,212	2,998,841
United States | 1.1%
SLB Ltd.	92,558	4,756,556
Total Common Stocks (Cost $310,970,856)		434,937,498

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Short-Term Investments | 0.9%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $4,152,023)	4,152,023	$4,152,023
Total Investments | 99.9% (Cost $315,122,879)		$439,089,521
Cash and Other Assets in Excess of Liabilities | 0.1%		399,227
Net Assets | 100.0%		$439,488,748

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 0.8% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)
Lazard Government Money Market Portfolio	$19,021,474	$32,339,219	$(47,208,670)	$—

Issuer	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$—	$168,912	4,152,023	$4,152,023

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 63.0%
Australia | 0.8%
Beach Energy Ltd.	15,056	$13,316
Brambles Ltd.	1,761	27,517
Catalyst Metals Ltd. (*)	2,657	12,037
Computershare Ltd.	189	3,733
Evolution Mining Ltd.	1,293	11,718
Fortescue Ltd.	1,586	22,404
Perseus Mining Ltd.	4,487	16,600
Qantas Airways Ltd.	3,858	22,659
Regis Resources Ltd.	3,430	16,419
		146,403
Belgium | 0.0%
UCB SA	10	3,012
Bermuda | 0.1%
Bank of NT Butterfield & Son Ltd.	80	4,198
Hamilton Insurance Group Ltd., Class B	143	4,266
RenaissanceRe Holdings Ltd.	34	10,106
		18,570
Canada | 2.3%
Agnico Eagle Mines Ltd.	266	53,994
Aritzia, Inc. (*)	23	1,877
Barrick Mining Corp.	1,637	66,899
CCL Industries, Inc., Class B	51	3,195
Dollarama, Inc.	59	7,241
Fairfax Financial Holdings Ltd.	2	3,408
George Weston Ltd.	92	6,500
Hydro One Ltd. (#)	587	24,242
Intact Financial Corp.	15	2,718
K92 Mining, Inc. (*)	156	2,648
Kinross Gold Corp.	1,072	32,774
Loblaw Cos. Ltd.	960	43,766
Magna International, Inc.	457	25,522
Manulife Financial Corp.	340	11,712
Quebecor, Inc., Class B	211	8,960
Shopify, Inc., Class A (*)	156	18,510
Suncor Energy, Inc.	893	59,065
Torex Gold Resources, Inc.	336	15,422
Description	Shares	Fair Value
Vermilion Energy, Inc.	1,035	$14,263
		402,716
China | 0.4%
BOC Hong Kong Holdings Ltd.	10,500	57,856
Yangzijiang Shipbuilding Holdings Ltd.	5,700	16,937
		74,793
Denmark | 0.1%
Vestas Wind Systems AS	842	25,210
France | 2.6%
BNP Paribas SA	1,209	115,171
Gaztransport Et Technigaz SA	380	88,559
Orange SA	612	12,505
Societe Generale SA	654	47,752
Technip Energies NV	405	17,022
TotalEnergies SE	1,119	103,321
Vinci SA	542	81,174
		465,504
Germany | 0.4%
Deutsche Bank AG	560	16,387
Friedrich Vorwerk Group SE	120	9,760
GEA Group AG	45	3,180
Siemens Energy AG	113	18,597
TUI AG	2,462	18,672
		66,596
Hong Kong | 0.7%
CLP Holdings Ltd.	3,500	32,954
Prudential PLC	2,454	34,222
Sun Hung Kai Properties Ltd.	3,000	50,847
WH Group Ltd. (#)	11,000	14,494
		132,517
Ireland | 0.1%
AIB Group PLC	1,362	14,486
Israel | 0.3%
Bank Leumi Le-Israel BM	1,038	23,132

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
El Al Israel Airlines	3,592	$15,691
Israel Discount Bank Ltd., Class A	2,035	20,404
		59,227
Italy | 0.5%
Intesa Sanpaolo SpA	2,004	11,955
Leonardo SpA	441	29,621
Telecom Italia SpA (*)	16,394	11,483
UniCredit SpA	466	33,578
		86,637
Japan | 3.5%
Advantest Corp.	100	13,530
Alps Alpine Co. Ltd.	1,000	13,530
Bandai Namco Holdings, Inc.	700	17,290
Canon, Inc.	1,200	33,420
Chugai Pharmaceutical Co. Ltd.	300	16,598
Chugoku Electric Power Co., Inc.	1,900	12,053
Daiwa House Industry Co. Ltd.	400	12,504
Denso Corp.	900	11,174
Hachijuni Nagano Bank Ltd.	300	3,768
Hitachi Ltd.	700	20,458
Japan Airlines Co. Ltd.	4,400	71,588
Japan Post Holdings Co. Ltd.	5,600	64,247
Kao Corp.	200	7,815
Kirin Holdings Co. Ltd.	300	4,773
Kyoto Financial Group, Inc.	200	5,216
Leopalace21 Corp.	3,000	12,204
Mabuchi Motor Co. Ltd.	500	5,019
Mitsubishi Electric Corp.	700	22,860
Mitsui Fudosan Co. Ltd.	3,500	37,046
Mizuho Financial Group, Inc.	300	11,974
MS&AD Insurance Group Holdings, Inc.	400	10,468
NGK Insulators Ltd.	400	10,372
Nitto Denko Corp.	100	2,001
NTT, Inc.	37,900	37,628
Ono Pharmaceutical Co. Ltd.	200	3,196
Sanki Engineering Co. Ltd.	500	21,668
Sankyo Co. Ltd.	200	2,464
SHO-BOND Holdings Co. Ltd.	400	3,567
SoftBank Corp.	11,800	15,748
Sony Group Corp.	1,700	35,065
SUMCO Corp.	1,300	14,182
Sumitomo Mitsui Financial Group, Inc.	800	26,371
Description	Shares	Fair Value
Sumitomo Mitsui Trust Group, Inc.	600	$19,094
Tokyo Electron Ltd.	100	24,455
Toyoda Gosei Co. Ltd.	100	2,603
		625,949
Netherlands | 1.2%
ASM International NV	36	27,422
ASML Holding NV	83	109,629
EXOR NV	376	28,817
Koninklijke Ahold Delhaize NV	631	29,458
NXP Semiconductors NV	80	15,749
Wolters Kluwer NV	146	10,922
		221,997
Norway | 0.0%
Orkla ASA	268	3,371
Portugal | 0.1%
Banco Comercial Portugues SA, Class R	12,953	12,698
Jeronimo Martins SGPS SA	121	2,875
		15,573
Singapore | 0.3%
Jardine Cycle & Carriage Ltd.	100	2,702
Singapore Exchange Ltd.	400	6,137
Singapore Technologies Engineering Ltd.	600	5,114
UOL Group Ltd.	5,500	41,894
		55,847
Spain | 0.4%
Banco Bilbao Vizcaya Argentaria SA	495	10,804
Banco Santander SA	4,457	50,432
		61,236
Sweden | 0.2%
Betsson AB, Class B	316	3,386
Boliden AB (*)	183	9,714
Telefonaktiebolaget LM Ericsson ADR	2,056	23,171
Telefonaktiebolaget LM Ericsson, Class B	323	3,659
		39,930

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Switzerland | 0.4%
ABB Ltd.	209	$16,999
Partners Group Holding AG	3	3,223
TE Connectivity PLC	225	47,029
		67,251
United Kingdom | 2.6%
AstraZeneca PLC	473	92,385
Barclays PLC	9,087	47,884
Chemring Group PLC	1,593	10,789
HSBC Holdings PLC	1,608	26,312
Imperial Brands PLC	1,656	67,398
International Consolidated Airlines Group SA, Class DI	5,554	26,544
Legal & General Group PLC	11,649	38,394
NatWest Group PLC	4,671	34,659
RELX PLC	311	10,253
Rolls-Royce Holdings PLC	2,579	39,384
Sage Group PLC	336	3,753
Standard Chartered PLC	1,375	28,556
TechnipFMC PLC	527	36,432
		462,743
United States | 46.0%
3M Co.	235	34,129
AbbVie, Inc.	56	12,179
Accenture PLC, Class A	116	23,002
AdaptHealth Corp. (*)	1,280	15,232
Adobe, Inc. (*)	180	43,754
Advanced Micro Devices, Inc. (*)	113	22,988
AECOM	577	48,941
Aegon Ltd.	1,626	11,855
Airbnb, Inc., Class A (*)	190	23,993
Allison Transmission Holdings, Inc.	145	16,974
Allstate Corp.	552	114,452
Alphabet, Inc., Class C	1,526	437,748
Altria Group, Inc.	833	54,970
Amazon.com, Inc. (*)	1,662	346,145
Ameren Corp.	824	90,574
American Eagle Outfitters, Inc.	948	15,832
American Electric Power Co., Inc.	531	69,603
American Express Co.	65	19,661
American International Group, Inc.	217	16,329
Ameriprise Financial, Inc.	149	66,216
Description	Shares	Fair Value
AMETEK, Inc.	192	$41,157
Amgen, Inc.	23	8,093
Amphenol Corp., Class A	219	27,671
Analog Devices, Inc.	149	47,403
Antero Resources Corp. (*)	481	20,414
APA Corp.	354	15,024
Apple, Inc.	1,966	498,951
Applied Materials, Inc.	149	50,927
Arch Capital Group Ltd. (*)	34	3,264
Arista Networks, Inc. (*)	246	30,204
Assurant, Inc.	13	2,832
AT&T, Inc.	114	3,305
Atmos Energy Corp.	20	3,694
Autodesk, Inc. (*)	217	51,950
Automatic Data Processing, Inc.	55	11,175
Axis Capital Holdings Ltd.	37	3,752
Bank of America Corp.	1,595	77,756
Bank of New York Mellon Corp.	96	11,388
Biogen, Inc. (*)	14	2,567
BioMarin Pharmaceutical, Inc. (*)	79	4,463
BJ’s Wholesale Club Holdings, Inc. (*)	107	10,531
Blue Bird Corp. (*)	225	12,778
Booking Holdings, Inc.	11	46,314
Booz Allen Hamilton Holding Corp.	43	3,355
Boston Scientific Corp. (*)	101	6,338
Bristol-Myers Squibb Co.	1,252	75,934
Broadcom, Inc.	591	182,920
Buckle, Inc.	266	13,396
Cadence Design Systems, Inc. (*)	11	3,057
Cardinal Health, Inc.	243	51,348
Cargurus, Inc. (*)	395	13,450
Carnival PLC ADR	489	12,602
Caterpillar, Inc.	31	21,962
Cboe Global Markets, Inc.	28	7,870
Centene Corp. (*)	93	3,045
Charles Schwab Corp.	56	5,263
Chubb Ltd.	87	28,356
Cigna Group	28	7,469
Cirrus Logic, Inc. (*)	126	18,222
Cisco Systems, Inc.	71	5,509
Citigroup, Inc.	46	5,217
CME Group, Inc.	23	6,793
Cognizant Technology Solutions Corp., Class A	175	10,736
Colgate-Palmolive Co.	345	29,404
Comcast Corp., Class A	432	12,403

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Comfort Systems USA, Inc.	43	$59,297
Consolidated Edison, Inc.	186	21,051
Corteva, Inc.	288	24,108
Costco Wholesale Corp.	101	100,639
Coterra Energy, Inc.	115	4,041
CRH PLC	249	26,175
Cummins, Inc.	66	35,509
Curtiss-Wright Corp.	51	34,737
Darden Restaurants, Inc.	24	4,705
Dell Technologies, Inc., Class C	100	16,413
Devon Energy Corp.	342	17,209
Dollar General Corp.	25	2,968
eBay, Inc.	126	11,469
Eli Lilly & Co.	130	119,570
EMCOR Group, Inc.	34	25,103
Entergy Corp.	256	28,764
EQT Corp.	80	5,091
Equitable Holdings, Inc.	695	25,791
Everest Group Ltd.	53	17,323
Eversource Energy	337	23,347
Exelixis, Inc. (*)	72	3,088
Exelon Corp.	605	29,657
FirstEnergy Corp.	70	3,546
Fiserv, Inc. (*)	335	18,693
Flex Ltd. (*)	261	17,085
Fox Corp., Class A	830	48,472
Freeport-McMoRan, Inc.	306	17,987
Garmin Ltd.	69	16,009
GE Vernova, Inc.	36	31,424
General Dynamics Corp.	209	71,733
General Electric Co.	142	40,295
General Motors Co.	431	32,110
Genpact Ltd.	213	7,934
Gilead Sciences, Inc.	104	14,494
Global Payments, Inc.	714	48,052
Goldman Sachs Group, Inc.	53	44,837
GSK PLC	4,213	115,541
Halliburton Co.	390	15,206
Hartford Insurance Group, Inc.	434	58,690
HCA Healthcare, Inc.	159	75,245
Hess Midstream LP, Class A	811	31,524
Horace Mann Educators Corp.	75	3,201
HP, Inc.	1,681	32,292
Huron Consulting Group, Inc. (*)	18	2,295
Intel Corp. (*)	540	23,830
Description	Shares	Fair Value
Intuit, Inc.	8	$3,459
Johnson & Johnson	655	160,108
JPMorgan Chase & Co.	73	21,474
KBR, Inc.	86	3,170
Kimberly-Clark Corp.	80	7,718
KLA Corp.	36	53,007
Lam Research Corp.	393	83,968
Lockheed Martin Corp.	245	148,076
Maplebear, Inc. (*)	293	10,976
Marvell Technology, Inc.	204	20,206
Mastercard, Inc., Class A	137	68,453
McKesson Corp.	38	32,884
Merck & Co., Inc.	472	56,777
Meta Platforms, Inc., Class A	272	155,619
MetLife, Inc.	473	33,451
Micron Technology, Inc.	184	62,163
Microsoft Corp.	906	335,374
Monster Beverage Corp. (*)	225	16,304
Morgan Stanley	67	11,026
Motorola Solutions, Inc.	52	22,566
MSCI, Inc.	21	11,319
Mueller Industries, Inc.	109	12,077
Murphy USA, Inc.	12	5,928
MYR Group, Inc. (*)	48	13,551
Nasdaq, Inc.	352	29,881
NetApp, Inc.	223	22,833
Netflix, Inc. (*)	568	54,613
NetScout Systems, Inc. (*)	574	18,247
Neurocrine Biosciences, Inc. (*)	39	5,138
NewMarket Corp.	7	4,487
Northrop Grumman Corp.	37	25,243
Novartis AG	1,002	152,133
NVIDIA Corp.	3,178	554,243
Omega Healthcare Investors, Inc.	82	3,593
Oracle Corp.	77	11,327
Oshkosh Corp.	263	38,716
Palantir Technologies, Inc., Class A (*)	130	19,016
PayPal Holdings, Inc.	229	10,358
PepsiCo, Inc.	804	124,853
Philip Morris International, Inc.	426	70,435
Pinnacle Financial Partners, Inc.	147	12,663
Pinterest, Inc., Class A (*)	872	15,992
Plexus Corp. (*)	17	3,443
Portland General Electric Co.	999	52,717
Primoris Services Corp.	93	13,303

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Procter & Gamble Co.	124	$17,911
QUALCOMM, Inc.	387	49,838
Qualys, Inc. (*)	38	3,338
Quest Diagnostics, Inc.	45	8,819
QuinStreet, Inc. (*)	1,118	13,427
Reddit, Inc., Class A (*)	116	15,619
Regeneron Pharmaceuticals, Inc.	7	5,408
Reinsurance Group of America, Inc.	134	27,357
RingCentral, Inc., Class A	319	11,864
Roche Holding AG	215	84,896
Ross Stores, Inc.	260	56,324
Royal Caribbean Cruises Ltd.	51	14,034
RTX Corp.	293	56,520
S&P Global, Inc.	25	10,634
Salesforce, Inc.	177	33,041
Sally Beauty Holdings, Inc. (*)	219	3,033
Sanofi SA	46	4,437
SBA Communications Corp. REIT	29	4,991
Selective Insurance Group, Inc.	42	3,166
Seneca Foods Corp., Class A (*)	32	4,836
ServiceNow, Inc. (*)	40	4,182
Shell PLC	506	23,629
Simon Property Group, Inc. REIT	221	41,223
Skyworks Solutions, Inc.	242	12,959
SLB Ltd.	468	24,051
Slide Insurance Holdings, Inc.	691	12,438
Targa Resources Corp.	57	14,292
Target Corp.	272	32,966
Tenet Healthcare Corp. (*)	92	17,361
Teradata Corp. (*)	658	16,865
Tesla, Inc. (*)	245	91,079
TJX Cos., Inc.	893	142,612
Toro Co.	45	4,205
Tradeweb Markets, Inc., Class A	31	3,647
Truist Financial Corp.	211	9,700
U.S. Bancorp	451	23,457
Uber Technologies, Inc. (*)	208	14,961
Universal Health Services, Inc., Class B	219	39,194
Unum Group	167	12,196
Urban Outfitters, Inc. (*)	246	15,584
Vertex Pharmaceuticals, Inc. (*)	15	6,698
Viking Holdings Ltd. (*)	45	3,307
Visa, Inc., A Shares	249	75,258
Walmart, Inc.	410	50,955
Walt Disney Co.	414	39,901
Description	Shares	Fair Value
Watts Water Technologies, Inc., Class A	90	$26,126
Wells Fargo & Co.	146	11,623
Westinghouse Air Brake Technologies Corp.	49	12,246
Workday, Inc., Class A (*)	22	2,858
Xcel Energy, Inc.	42	3,337
Zoetis, Inc.	254	30,025
		8,242,705
Total Common Stocks (Cost $7,585,591)		11,292,273

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 6.7%
Canada | 0.2%
Canadian Imperial Bank of Commerce, 3.800% (1 day CAD Overnight Index+1.100%), 12/10/30 (§)	CAD	35	$25,208
Denmark | 0.2%
Nykredit Realkredit AS, Series 13H, 1.000%, 01/01/27	DKK	155	23,736
Germany | 0.2%
Mercedes-Benz Group AG, 0.750%, 09/10/30 (**)	EUR	40	41,344
Singapore | 0.8%
Temasek Financial I Ltd., 2.750%, 08/28/34 (**)	CNY	1,000	149,098
Sweden | 0.1%
Swedbank Hypotek AB, Series 199, 3.000%, 03/28/29 (**)	SEK	200	21,151

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
United States | 5.2%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	15	$13,083
Adobe, Inc.:
2.300%, 02/01/30	USD	25	23,111
4.950%, 04/04/34	USD	13	13,018
American Express Co., 5.442% (SOFR+1.320%), 01/30/36 (§)	USD	50	50,898
Amgen, Inc., 3.000%, 02/22/29	USD	45	43,420
Apple, Inc., 1.650%, 02/08/31	USD	20	17,849
AT&T, Inc., 5.550%, 11/01/45	USD	55	52,069
Bank of America Corp., 1.978% (CDOR 3 Month+0.600%), 09/15/27 (§)	CAD	15	10,734
Comcast Corp., 4.650%, 02/15/33	USD	45	44,553
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	12	12,246
Eaton Corp., 4.150%, 11/02/42	USD	30	25,737
Goldman Sachs Group, Inc., 0.750%, 03/23/32 (**)	EUR	45	43,729
Home Depot, Inc., 5.875%, 12/16/36	USD	25	26,614
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	60	44,062
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	40	35,503
JPMorgan Chase & Co., 3.540% (SOFR+1.642%), 05/01/28 (§)	USD	25	24,768
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	3	2,913
Lowe’s Cos., Inc., 4.850%, 10/15/35	USD	30	29,215
McDonald’s Corp., 4.857%, 05/21/31	CAD	30	22,500
Microsoft Corp., 3.500%, 11/15/42	USD	65	52,524
Description	Security Currency	Principal Amount (000)	Fair Value
Morgan Stanley, 3.625%, 01/20/27	USD	10	$9,958
Oracle Corp., 5.250%, 02/03/32	USD	30	29,465
PepsiCo, Inc., 2.875%, 10/15/49	USD	20	12,896
Procter & Gamble Co., 4.550%, 01/29/34	USD	8	8,016
Prologis Euro Finance LLC, 0.500%, 02/16/32	EUR	100	95,426
Starbucks Corp., 4.450%, 08/15/49	USD	60	48,902
Stryker Corp., 4.250%, 09/11/29	USD	25	24,907
Sysco Corp., 2.400%, 02/15/30	USD	30	27,482
Toyota Motor Credit Corp., 4.650%, 09/03/32	USD	30	29,777
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	24,891
Verizon Communications, Inc., 4.750%, 01/15/33	USD	25	24,691
Waste Management, Inc., 4.800%, 03/15/32	USD	12	12,200
			937,157
Total Corporate Bonds (Cost $1,165,043)			1,197,694
Foreign Government Obligations | 12.5%
Australia | 0.6%
Australia Government Bonds, 4.750%, 04/21/27 (**)	AUD	30	20,723
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	45	26,259
Queensland Treasury Corp.:
1.250%, 03/10/31 (**)	AUD	50	28,790
4.750%, 02/02/34 (**)	AUD	15	9,946
Western Australian Treasury Corp., 4.250%, 07/20/33	AUD	35	22,714
			108,432

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Bermuda | 1.0%
Bermuda Government International Bonds, 2.375%, 08/20/30 (#)	USD	200	$180,812
Canada | 0.8%
British Columbia, 3.200%, 06/18/44	CAD	70	41,330
Quebec:
1.850%, 02/13/27	CAD	30	21,431
3.900%, 11/22/32	CAD	35	25,685
Toronto, 3.500%, 06/02/36	CAD	50	34,167
Vancouver, 3.750%, 11/28/35	CAD	30	21,163
			143,776
Chile | 0.8%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/28 (**)	CLP	45,000	47,026
Chile Government International Bonds, 0.830%, 07/02/31	EUR	100	99,360
			146,386
Colombia | 0.0%
Colombia TES, 7.000%, 03/26/31	COP	22,000	4,589
Croatia | 0.5%
Croatia Government International Bonds, 1.750%, 03/04/41 (**)	EUR	100	86,476
Czech Republic | 0.5%
Czech Republic Government Bonds: 3.480% (PRIBOR 6 Month-0.100%), 11/19/27 (**), (§)	CZK	730	34,281
5.000%, 09/30/30	CZK	530	25,516
Description	Security Currency	Principal Amount (000)	Fair Value
4.500%, 11/11/32	CZK	520	$24,230
			84,027
Denmark | 0.1%
Denmark Government Bonds, Zero Coupon, 11/15/31	DKK	120	16,082
France | 0.3%
French Republic Government Bonds OAT, 1.750%, 06/25/39 (**)	EUR	50	44,638
Germany | 0.1%
State of Rhineland-Palatinate, 2.750%, 10/10/35	EUR	20	22,097
Hungary | 0.5%
Hungary Government Bonds, 3.250%, 10/22/31	HUF	21,590	53,529
Hungary Government International Bonds, 1.750%, 06/05/35 (**)	EUR	31	28,222
			81,751
Ireland | 0.3%
Ireland Government Bonds, 1.350%, 03/18/31 (**)	EUR	45	48,583
Israel | 0.3%
Israel Government Bonds - Fixed, 2.000%, 03/31/27	ILS	195	60,854
Italy | 0.6%
Italy Buoni Poliennali Del Tesoro:
4.000%, 04/30/35 (**)	EUR	45	52,935
3.650%, 08/01/35 (**)	EUR	45	51,296
			104,231

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Japan | 1.0%
Japan Government Forty Year Bonds, 1.400%, 03/20/55	JPY	22,950	$86,546
Japan Government Twenty Year Bonds:
0.500%, 12/20/40	JPY	5,200	23,415
2.000%, 12/20/44	JPY	7,200	37,718
Japan Government Two Year Bonds, 1.000%, 10/01/27	JPY	3,900	24,481
			172,160
Mexico | 0.9%
Mexico Bonos:
8.500%, 05/31/29	MXN	1,480	82,400
8.000%, 02/21/36	MXN	550	28,069
Mexico Government International Bonds, 6.750%, 09/27/34	USD	50	53,075
			163,544
New Zealand | 0.5%
Housing New Zealand Ltd., 3.420%, 10/18/28 (**)	NZD	50	28,316
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29 (**)	NZD	65	34,558
2.000%, 04/15/37 (**)	NZD	70	29,274
			92,148
Norway | 0.2%
Norway Government Bonds, 3.750%, 06/12/35 (**)	NOK	310	30,591
Panama | 0.3%
Panama Government International Bonds, 8.875%, 09/30/27	USD	50	53,000
Peru | 0.6%
Peru Government Bonds, 5.400%, 08/12/34	PEN	280	76,236
Description	Security Currency	Principal Amount (000)	Fair Value
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	45	$38,474
			114,710
Poland | 0.3%
Poland Government Bonds:
4.160% (WIBOR 6 Month), 05/25/28 (§)	PLN	140	37,487
5.000%, 10/25/34	PLN	85	21,788
			59,275
Portugal | 0.3%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32 (**)	EUR	50	53,266
Romania | 0.4%
Romania Government Bonds:
7.200%, 10/28/26	RON	230	52,332
4.750%, 10/11/34	RON	140	26,877
			79,209
Singapore | 0.0%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	5	4,205
Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35 (**)	EUR	30	29,649
South Korea | 0.1%
Korea Treasury Bonds, 2.375%, 12/10/31	KRW	36,310	22,148
Spain | 0.3%
Spain Government Bonds, 1.000%, 07/30/42 (**)	EUR	65	49,086

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Thailand | 0.1%
Thailand Government Bonds, 1.585%, 12/17/35	THB	880	$25,121
United Kingdom | 0.9%
U.K. Gilts:
0.875%, 07/31/33 (**)	GBP	70	70,939
4.500%, 03/07/35 (**)	GBP	35	45,120
1.250%, 10/22/41 (**)	GBP	60	45,730
4.375%, 07/31/54 (**)	GBP	5	5,511
			167,300
Total Foreign Government Obligations (Cost $2,166,571)			2,248,146
Quasi Government Bonds | 0.5%
Germany | 0.5%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 09/15/28 (**)	EUR	30	32,418
1.750%, 09/14/29	USD	25	23,314
Zero Coupon, 04/18/36	USD	45	28,999
Total Quasi Government Bonds (Cost $80,112)			84,731
Description	Shares	Fair Value
Rights | 0.0%
Italy | 0.0%
Telecom Italia SpA, CVR, Expires 2026i (*), (¢) (Cost $0)	17,644	$0

Description	Security Currency	Principal Amount (000)	Fair Value
Supranational Bonds | 2.4%
Asian Development Bank:
6.200%, 10/06/26	INR	2,690	$27,899
2.950%, 06/05/29	EUR	20	23,186
European Bank for Reconstruction & Development:
Zero Coupon, 05/28/27	TRY	1,080	15,644
28.000%, 09/27/27	TRY	1,240	23,343
4.250%, 02/07/28	IDR	690,000	39,548
European Investment Bank, 1.000%, 01/28/28 (**)	CAD	50	34,766
European Union:
2.750%, 02/04/33 (**)	EUR	20	22,557
0.400%, 02/04/37 (**)	EUR	40	33,478
Inter-American Development Bank:
5.100%, 11/17/26	IDR	230,000	13,469
2.500%, 04/14/27 (**)	AUD	40	26,961
4.375%, 07/17/34	USD	25	25,178
International Bank for Reconstruction & Development:
1.125%, 09/13/28	USD	28	26,250
9.500%, 02/09/29	BRL	290	52,408
Zero Coupon, 02/08/38	BRL	430	22,737
International Finance Corp., 1.500%, 04/15/35	AUD	71	34,928
Total Supranational Bonds (Cost $423,536)			422,352

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
U.S. Municipal Bonds | 0.5%
United States | 0.5%
California:
7.550%, 04/01/39	USD	40	$47,483
5.875%, 10/01/41	USD	50	52,324
Total U.S. Municipal Bonds (Cost $94,726)			99,807
U.S. Treasury Securities | 1.7%
U.S. Treasury Bonds:
1.750%, 08/15/41	USD	116	77,552
4.750%, 02/15/45	USD	25	24,565
3.625%, 02/15/53	USD	102	81,863
U.S. Treasury Inflation-Indexed Notes:
2.125%, 01/15/35 (††)	USD	21	20,957
1.875%, 01/15/36 (††)	USD	20	19,776
U.S. Treasury Notes:
4.125%, 11/15/32	USD	45	45,016
4.375%, 05/15/34	USD	35	35,369
Total U.S. Treasury Securities (Cost $299,830)			305,098

Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40i (*), (¢) (Cost $0)	431	$0
Description	Shares	Fair Value
Short-Term Investments | 9.0%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $1,607,965)	1,607,965	$1,607,965
Total Investments | 96.3% (Cost $13,423,374) (»)		$17,258,066
Cash and Other Assets in Excess of Liabilities | 3.7%		659,238
Net Assets | 100.0%		$17,917,304

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.2% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2026.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. March 31, 2026, these securities amounted to 7.1% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(a)	Affiliated investment.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)
Lazard Emerging Markets Opportunities ETF	$909,652	$933,343	$(1,817,964)	$(37,181)
Lazard Government Money Market Portfolio	118,975	3,470,352	(1,981,362)	—
Total Securities	$1,028,627	$4,403,695	$(3,799,326)	$(37,181)

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Issuer	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Values at March 31, 2026
Lazard Emerging Markets Opportunities ETF	$12,150	$—	—	$—
Lazard Government Money Market Portfolio	—	2,457	1,607,965	1,607,965
Total Securities	$12,150	$2,457	$1,607,965	$1,607,965

Forward Currency Contracts open at March 31, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	11,077	USD	7,619	JPM	04/22/26	$22	$—
CAD	29,090	USD	21,327	MSC	04/22/26	—	396
CAD	20,371	USD	14,929	MSC	04/22/26	—	272
CHF	37,280	USD	47,224	HSB	04/22/26	—	498
CHF	5,099	USD	6,460	MSC	04/22/26	—	68
CNY	1,754,569	USD	252,666	HSB	04/22/26	2,443	—
DKK	118,680	USD	18,619	MSC	04/22/26	—	246
EUR	163,236	USD	191,143	HSB	04/22/26	—	2,288
EUR	10,385	USD	12,465	MSC	04/22/26	—	450
GBP	19,122	USD	25,684	HSB	04/22/26	—	375
GBP	25,002	USD	33,000	MSC	04/22/26	91	—
ILS	595,202	USD	187,499	HSB	04/23/26	1,972	—
JPY	31,769,595	USD	204,192	CIT	04/22/26	—	3,671
JPY	2,783,708	USD	17,891	HSB	04/22/26	—	321
JPY	3,504,919	USD	22,000	MSC	04/22/26	122	—
KRW	102,600,000	USD	70,510	JPM	04/22/26	—	3,486
NOK	343,509	USD	35,901	HSB	04/22/26	—	427
NOK	221,545	USD	22,520	HSB	04/22/26	359	—
NOK	8,304,591	USD	820,925	HSB	04/22/26	36,691	—
NZD	631,641	USD	363,187	HSB	04/22/26	23	—
RON	718,230	USD	163,194	CIT	04/22/26	—	527
SEK	34,604	USD	3,773	MSC	04/22/26	—	114
SGD	33,541	USD	26,224	CIT	04/22/26	—	98
SGD	33,268	USD	26,013	HSB	04/22/26	—	100
USD	5,375	AUD	8,033	HSB	04/22/26	—	166
USD	8,808	AUD	12,577	JPM	04/22/26	132	—
USD	44,259	AUD	66,132	MSC	04/22/26	—	1,358
USD	22,567	BRL	120,000	CIT	04/22/26	—	516
USD	21,000	BRL	110,508	CIT	04/22/26	—	257
USD	10,678	CAD	14,734	HSB	04/22/26	76	—
USD	986	CAD	1,361	JPM	04/22/26	7	—
USD	36,136	CAD	49,357	MSC	04/22/26	622	—
USD	146,460	CAD	202,071	MSC	04/22/26	1,066	—
USD	29,000	CHF	22,169	MSC	04/22/26	1,214	—
USD	29,000	CLP	25,633,100	CIT	04/22/26	1,316	—
USD	44,000	CNY	302,590	HSB	04/22/26	4	—
USD	25,146	CZK	522,449	CIT	04/22/26	535	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	46,415	CZK	964,552	HSB	04/22/26	$979	$—
USD	41,238	DKK	262,859	MSC	04/22/26	545	—
USD	20,822	GBP	15,263	HSB	04/22/26	620	—
USD	16,442	HUF	5,478,603	HSB	04/22/26	—	9
USD	239,451	ILS	760,120	HSB	04/23/26	—	2,518
USD	38,000	JPY	5,806,628	HSB	04/22/26	1,350	—
USD	16,494	MXN	299,575	CIT	04/22/26	—	198
USD	28,768	MXN	522,580	JPM	04/22/26	—	350
USD	858,634	NOK	8,686,070	HSB	04/22/26	—	38,376
USD	453,329	NZD	788,413	HSB	04/22/26	—	29
USD	38,567	PEN	130,000	HSB	04/22/26	1,245	—
USD	14,186	PLN	51,418	HSB	04/22/26	335	—
USD	204,690	RON	900,855	CIT	04/22/26	661	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$52,430	$57,114

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 94.0%
Australia | 2.2%
Orica Ltd.	50,749	$710,281
Rio Tinto PLC	20,488	1,904,397
		2,614,678
Belgium | 0.9%
KBC Group NV	8,727	1,066,825
Canada | 1.5%
Suncor Energy, Inc.	27,151	1,795,819
China | 2.1%
Contemporary Amperex Technology Co. Ltd., Class A	19,600	1,148,823
Li Ning Co. Ltd.	465,000	1,296,483
		2,445,306
France | 13.1%
Air Liquide SA	8,989	1,851,737
Alstom SA (*)	37,322	1,063,458
Bureau Veritas SA	65,876	1,978,877
Cie de Saint-Gobain SA	10,142	834,639
Engie SA	100,747	3,248,102
Legrand SA	9,627	1,487,609
Orange SA	138,170	2,823,126
Pernod Ricard SA	10,303	769,006
Societe Generale SA	17,840	1,302,607
		15,359,161
Germany | 8.0%
Allianz SE	4,000	1,657,552
Deutsche Boerse AG	6,093	1,771,455
Deutsche Telekom AG	44,796	1,651,810
Merck KGaA	14,354	1,782,614
Siemens Healthineers AG (#)	28,124	1,179,812
Symrise AG	15,246	1,290,855
		9,334,098
Description	Shares	Fair Value
Greece | 1.7%
National Bank of Greece SA	129,691	$2,010,096
Hong Kong | 3.6%
AIA Group Ltd.	243,400	2,734,319
Techtronic Industries Co. Ltd.	115,500	1,537,379
		4,271,698
Israel | 1.4%
Bank Hapoalim BM	69,502	1,626,791
Italy | 3.2%
Banca Monte dei Paschi di Siena SpA	114,615	998,660
Lottomatica Group SpA	43,457	1,254,351
UniCredit SpA	21,321	1,536,337
		3,789,348
Japan | 18.5%
Ebara Corp.	48,800	1,375,062
Japan Exchange Group, Inc.	133,300	1,547,728
Japan Post Bank Co. Ltd.	106,800	1,757,089
MatsukiyoCocokara & Co.	52,900	845,365
Mitsui Fudosan Co. Ltd.	101,100	1,070,099
Mizuho Financial Group, Inc.	26,200	1,045,769
Nippon Sanso Holdings Corp.	29,600	1,056,813
Nitori Holdings Co. Ltd.	62,400	991,067
Otsuka Holdings Co. Ltd.	25,800	1,821,134
Recruit Holdings Co. Ltd.	27,700	1,198,328
Resona Holdings, Inc.	159,700	1,776,977
Resonac Holdings Corp.	15,100	986,595
Shimadzu Corp.	71,000	1,684,332
Shin-Etsu Chemical Co. Ltd.	53,500	2,176,786
Suzuki Motor Corp.	76,400	915,346
Toyo Suisan Kaisha Ltd.	20,200	1,410,266
		21,658,756
Mexico | 1.0%
Arca Continental SAB de CV	96,500	1,113,010

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (continued)
Netherlands | 4.3%
ASML Holding NV	1,891	$2,502,998
IMCD NV	15,227	1,589,226
Universal Music Group NV	48,296	936,468
		5,028,692
South Africa | 1.1%
Anglo American PLC	30,419	1,292,343
South Korea | 2.0%
Kia Corp.	9,238	889,181
Samsung Electronics Co. Ltd.	12,757	1,432,994
		2,322,175
Spain | 2.5%
Banco Santander SA	171,362	1,939,016
Bankinter SA	60,888	958,534
		2,897,550
Sweden | 0.8%
Sandvik AB	23,961	915,676
Switzerland | 2.5%
ABB Ltd.	23,909	1,944,583
Cie Financiere Richemont SA, Class A	5,570	992,534
		2,937,117
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,206	1,421,418
United Kingdom | 15.4%
3i Group PLC	33,551	1,099,366
AstraZeneca PLC	14,370	2,806,721
Compass Group PLC	57,691	1,602,871
Croda International PLC	30,062	1,123,319
Howden Joinery Group PLC	138,959	1,476,183
IMI PLC	49,634	1,692,142
Marks & Spencer Group PLC	253,228	1,137,304
RELX PLC	76,276	2,514,760
Description	Shares	Fair Value
RS Group PLC	105,470	$787,565
SSE PLC	31,419	1,084,711
Unilever PLC	48,104	2,697,034
		18,021,976
United States | 7.0%
Amcor PLC CDI	26,176	1,021,117
Aon PLC, Class A	5,149	1,661,994
Chubb Ltd.	3,273	1,066,769
CRH PLC	10,069	1,058,453
Globant SA (*)	9,199	424,166
Medtronic PLC	16,033	1,389,259
Shell PLC	35,123	1,640,133
		8,261,891
Total Common Stocks (Cost $95,088,660)		110,184,424
Preferred Stocks | 1.3%
Brazil | 1.3%
Itau Unibanco Holding SA (Cost $1,005,161)	182,671	1,533,353
Short-Term Investments | 4.9%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $5,764,475)	5,764,475	5,764,475
Total Investments | 100.2% (Cost $101,858,296)		$117,482,252
Liabilities in Excess of Cash and Other Assets | (0.2)%		(258,904)
Net Assets | 100.0%		$117,223,348

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.0% of net assets of the Portfolio.
(a)	Affiliated investment.

Lazard Retirement International Equity Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)
Lazard Government Money Market Portfolio	$2,936,825	$28,050,408	$(25,222,758)	$—

Issuer	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$—	$24,974	5,764,475	$5,764,475

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio
Common Stocks | 100.4%
Aerospace & Defense | 1.0%
StandardAero, Inc. (*)	3,321	$85,781
Automobile Components | 1.1%
Gentherm, Inc. (*)	3,354	93,174
Automobiles | 0.9%
Thor Industries, Inc.	947	75,656
Banks | 10.0%
Atlantic Union Bankshares Corp.	3,591	128,342
BankUnited, Inc.	2,807	126,764
Community Financial System, Inc.	1,116	65,453
Home BancShares, Inc.	5,705	153,636
Texas Capital Bancshares, Inc. (*)	2,146	203,613
Wintrust Financial Corp.	1,442	200,351
		878,159
Biotechnology | 8.2%
Arcutis Biotherapeutics, Inc. (*)	5,510	129,816
Aurinia Pharmaceuticals, Inc. (*)	4,194	62,155
Caris Life Sciences, Inc.	3,460	61,865
Disc Medicine, Inc. (*)	1,143	73,083
MapLight Therapeutics, Inc.	3,663	74,469
Rhythm Pharmaceuticals, Inc. (*)	1,045	90,884
Soleno Therapeutics, Inc. (*)	1,649	55,208
Vaxcyte, Inc. (*)	1,356	78,797
Xenon Pharmaceuticals, Inc. (*)	1,735	100,890
		727,167
Building Products | 0.9%
Janus International Group, Inc. (*)	15,291	78,749
Capital Markets | 4.5%
Bullish	2,520	90,040
StepStone Group, Inc., Class A	3,168	151,177
Stifel Financial Corp.	2,121	156,784
		398,001
Description	Shares	Fair Value
Commercial Services & Supplies | 3.5%
ABM Industries, Inc.	3,647	$140,482
Casella Waste Systems, Inc., Class A (*)	2,088	165,662
		306,144
Communications Equipment | 1.7%
Lumentum Holdings, Inc. (*)	217	152,499
Construction & Engineering | 1.8%
Legence Corp., Class A	2,739	154,644
Construction Materials | 1.0%
Eagle Materials, Inc.	481	91,125
Consumer Finance | 1.1%
Figure Technology Solutions, Inc., Class A	2,749	93,329
Consumer Staples Distribution & Retail | 2.1%
BJ’s Wholesale Club Holdings, Inc. (*)	963	94,778
Chefs’ Warehouse, Inc. (*)	1,491	88,640
		183,418
Containers & Packaging | 2.4%
Graphic Packaging Holding Co.	6,057	60,207
TriMas Corp.	4,194	150,732
		210,939
Electrical Equipment | 3.9%
EnerSys	398	69,141
Forgent Power Solutions, Inc.	3,236	94,718
Regal Rexnord Corp.	944	176,773
		340,632
Electronic Equipment, Instruments & Components | 6.1%
Advanced Energy Industries, Inc.	743	239,773
Coherent Corp. (*)	598	142,450
Mirion Technologies, Inc. (*)	8,520	158,387
		540,610

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (continued)
Energy Equipment & Services | 5.0%
Atlas Energy Solutions, Inc.	12,305	$161,442
Cactus, Inc., Class A	3,196	151,394
Kodiak Gas Services, Inc.	2,150	125,388
		438,224
Entertainment | 1.9%
Roku, Inc. (*)	1,815	171,735
Food Products | 1.1%
Once Upon a Farm PBC	5,779	94,487
Ground Transportation | 2.0%
Landstar System, Inc.	1,089	174,578
Health Care Equipment & Supplies | 2.8%
Enovis Corp. (*)	5,979	136,022
TransMedics Group, Inc. (*)	1,135	112,831
		248,853
Health Care Providers & Services | 1.6%
Guardian Pharmacy Services, Inc., Class A (*)	3,840	144,614
Health Care REITs | 1.3%
Alexandria Real Estate Equities, Inc.	2,486	115,400
Hotels, Restaurants & Leisure | 5.2%
First Watch Restaurant Group, Inc. (*)	16,349	171,338
Planet Fitness, Inc., Class A (*)	2,080	154,710
Wyndham Hotels & Resorts, Inc.	1,650	134,029
		460,077
Insurance | 2.1%
First American Financial Corp.	3,096	186,658
IT Services | 1.8%
DigitalOcean Holdings, Inc. (*)	1,864	159,894
Description	Shares	Fair Value
Leisure Products | 1.0%
Brunswick Corp.	1,237	$90,004
Life Sciences Tools & Services | 0.7%
Maravai LifeSciences Holdings, Inc., Class A (*)	21,560	61,015
Machinery | 5.9%
Gates Industrial Corp. PLC (*)	6,998	158,225
Middleby Corp. (*)	1,297	171,956
Toro Co.	2,021	188,842
		519,023
Media | 1.8%
NIQ Global Intelligence PLC	14,132	160,681
Oil, Gas & Consumable Fuels | 1.3%
Antero Resources Corp. (*)	2,735	116,073
Pharmaceuticals | 0.7%
Axsome Therapeutics, Inc. (*)	380	64,228
Semiconductors & Semiconductor Equipment | 5.1%
Credo Technology Group Holding Ltd. (*)	1,008	94,621
Diodes, Inc. (*)	1,839	125,530
Onto Innovation, Inc. (*)	486	99,664
Rambus, Inc. (*)	1,505	129,475
		449,290
Software | 3.3%
ServiceTitan, Inc., Class A (*)	2,164	137,328
Zeta Global Holdings Corp., Class A (*)	9,523	151,606
		288,934
Specialized REITs | 1.5%
CubeSmart	3,643	133,516
Specialty Retail | 3.0%
Bob’s Discount Furniture, Inc.	9,112	107,066

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (concluded)
Floor & Decor Holdings, Inc., Class A (*)	3,132	$159,106
		266,172
Trading Companies & Distributors | 1.1%
EquipmentShare.com, Inc., Class A	4,678	95,291
Total Common Stocks (Cost $8,497,455)		8,848,774
Short-Term Investments | 0.4%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $34,507)	34,507	34,507
Total Investments | 100.8% (Cost $8,531,962)		$8,883,281
Liabilities in Excess of Cash and
Other Assets | (0.8)%		(66,593)
Net Assets | 100.0%		$8,816,688

(*)   Non-income producing security.

(a)   Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)
Lazard Government Money Market Portfolio	$144,272	$934,015	$(1,043,780)	$—
Issuer	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$—	$894	34,507	$34,507

Lazard Retirement Series, Inc. Notes to Portfolio of Investments

March 31, 2026 (unaudited)

Asset Class/Sector	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio
Communication Services	8.8%	5.8%	4.6%	3.7%
Consumer Discretionary	10.1	6.6	6.9	11.2
Consumer Staples	7.0	4.7	6.8	3.2
Energy	8.8	2.9	2.9	6.3
Financials	25.7	13.6	24.6	17.7
Health Care	3.6	6.7	7.8	14.0
Industrials	7.5	8.1	18.5	20.1
Information Technology	21.0	16.6	6.2	18.0
Materials	4.7	1.9	12.4	3.4
Real Estate	—	1.1	0.9	2.8
Sovereign Debt	—	14.9	—	—
U.S. Municipal Bonds	—	0.5	—	—
U.S. Treasury Securities	—	1.7	—	—
Utilities	1.8	2.2	3.7	—
Warrants	—	0.0	—	—
Other (includes short-term
investments)	1.0	12.7	4.7	-0.4
Total	100.0%	100.0%	100.0%	100.0%

Security Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CDOR	— Canadian Dollar Offered Rate
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PJSC	— Public Joint Stock Company
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican New Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— New Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkey Lira
USD	— United States Dollar

Counterparty Abbreviations:
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
MSC	— Morgan Stanley & Co.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

By:	/s/ Christina Kennedy
Christina Kennedy
Principal Financial Officer

Date: May 27, 2026